Events Subsequent to the Balance Sheet Date	6 Months Ended
Jun. 30, 2025
Events Subsequent to the Balance Sheet Date [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 14 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these unaudited condensed consolidated financial statements were issued and determined that the following subsequent event necessitated disclosure:

1.	During the third quarter of 2025 the Company issued and sold 315,490 Ordinary Shares under the ATM Agreement for gross proceeds of $446,892.

2.	On August 18, 2025, the Company announced positive three-month topline data from its multi-country, randomized, controlled, phase I/II trial evaluating AllocetraTM in patients with moderate-to-severe knee osteoarthritis. The data showed:

a.	In the overall modified intention-to-treat (mITT) population, improvements across all efficacy and secondary endpoints, including 24% reduction in knee pain and 26% improvement in knee function, were observed in the AllocetraTM treatment arm vs placebo; moreover, 72% reduction in knee pain and 95% improvement in knee function were observed for age-related primary osteoarthritis patients compared with placebo – a substantial, clinically meaningful and statistically significant effect in commonly used Phase III primary endpoints for knee osteoarthritis clinical trials; and

b.	Favorable safety profile – No serious adverse events; limited, typically mild to moderate, transient, and treatable side effects occurred in most patients treated with Allocetra™.

3.	As a result of the Company’s announcement of the three-month topline data from its multi-country, randomized, controlled, phase I/II trial evaluating AllocetraTM in patients with moderate-to-severe knee osteoarthritis on August 18, 2025, the expiration date of the Series A warrants issued to investors and the placement agent in connection with the Company’s May 2024 registered direct offering became fixed at October 17, 2025. Such Series A warrants provide that the expiration date shall be the earlier of 18 months following the issuance date and 60 days following the Company’s public announcement of positive topline results from the ENX-CL-05-001 trial of AllocetraTM for the treatment of moderate-to-severe knee osteoarthritis.